Long Term Bank Loans (Details Textual)	1 Months Ended		12 Months Ended
	Jun. 30, 2018 m²	Sep. 30, 2013 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2013 CNY (¥)
Long Term Bank Loans (Textual)
Total interest on long-term bank loans			$ 552,804		$ 585,158	$ 795,025
RETO [Member]
Long Term Bank Loans (Textual)
Non-controlling equity interest percentage	15.683%
Beijing REIT [Member]
Long Term Bank Loans (Textual)
Non-controlling equity interest percentage	84.317%
REIT Changjiang [Member]
Long Term Bank Loans (Textual)
Line of credit facility, Maximum borrowing		$ 13,800,000
Long term debt, description	In June 2018, REIT Changjiang entered into a loan agreement with CCCA to borrow approximately $8.7 million (RMB $60 million) for expansion of its production facilities. The loan has a term of six years from June 19, 2018 to June 19, 2024 with a fixed interest rate of 7% per annum.	The loan bears a variable interest rate based on the prevailing interest rate for a 6-year loan set by the People's Bank of China at the time of borrowing, plus 29 basis points, adjusted every six months. During the year ended December 31, 2017, the Company repaid approximately $3.1 million (RMB 20.7 million). The remaining balance of approximately $7.4 million (RMB 48.2 million) was repaid in full as of December 31, 2018.
Land use right square meters | m²	306,000
Repayments of debt			$ 100,000
REIT Changjiang [Member] | RMB [Member]
Long Term Bank Loans (Textual)
Line of credit facility, Maximum borrowing | ¥							¥ 96,000,000
Repayments of debt | ¥				¥ 1,000,000